SHORT-TERM DEBT AND LONG-TERM DEBT - Loans and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	R$ 9,808,021	R$ 10,079,675
Current	697,049	1,783,201
Non-current	9,110,972	8,296,474
Ten/Thirty Year Bonds
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	8,994,067	7,051,637
Other loans
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	R$ 813,954	R$ 3,028,038